PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
SL BIO LTD
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,	December 31,
	2025	2024
Value added tax credit	$128,816	$130,558
Other receivable	286	134,724
Security deposits	26,375	28,490
Prepaid operating expenses	12,135	64,109
Total	$167,612	$357,881